BRANCH SALE (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans [Abstract]
Commercial	$ 617,258,000	$ 651,155,000
Mortgage	527,340,000	590,876,000
Installment	189,849,000	219,559,000
Total Loans	1,419,139,000	1,576,608,000
Allowance for loan losses	(44,275,000)	(58,884,000)
Net Loans	1,374,864,000	1,517,724,000
Deposits [Abstract]
Non-interest bearing	488,126,000	497,718,000
Savings and interest-bearing checking	871,238,000	1,019,603,000
Retail time	372,340,000	526,525,000
Deposit premium payment	11,500,000
Discount percentage of branches being sold (in hundredths)	1.75%
Fair value of fixed assets expected to be sold	48,000,000
Cost of fixed assets expected to be sold, net of accumulated depreciation	8,100,000
Amount of remaining unamortized intangible assets	336,100,000
Net gain on branch sale	5,402,000	0	0
Existing core deposit intangibles allocation related to Branch sale	2,600,000
Loss on sale of fixed assets allocation related to Branch sale	2,500,000
Loss on the sale of loans allocation related to Branch sale	200,000
Transaction related costs allocation related to Branch sale	800,000
Midland, Michigan [Member]
Branch Location [Line Items]
Number of branches to be sold	21
Loans [Abstract]
Commercial	27,083,000
Mortgage	8,074,000
Installment	12,797,000
Total Loans	47,954,000
Allowance for loan losses	(610,000)
Net Loans	47,344,000
Deposits [Abstract]
Non-interest bearing	71,718,000
Savings and interest-bearing checking	217,264,000
Retail time	114,107,000
Total deposits	$ 403,089,000
Battle Creek, Michigan market area [Member]
Branch Location [Line Items]
Number of branches to be sold	6
Northeast Michigan [Member]
Branch Location [Line Items]
Number of branches to be sold	15